Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2016
Guarantees [Abstract]
Schedule of Guarantor Obligations
Table 14.1 shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.

Table 14.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2016
Standby letters of credit (1)	$38	16,050	8,727	3,194	658	28,629	9,898
Securities lending and other indemnifications	—	—	—	1	1,166	1,167	2
Written put options (2)	37	10,427	10,805	4,573	1,216	27,021	15,915
Loans and MHFS sold with recourse	55	84	637	947	8,592	10,260	7,228
Factoring guarantees	—	1,109	—	—	—	1,109	1,109
Other guarantees	6	19	21	17	3,580	3,637	15
Total guarantees	$136	27,689	20,190	8,732	15,212	71,823	34,167
December 31, 2015
Standby letters of credit (1)	$38	16,360	9,618	4,116	642	30,736	8,981
Securities lending and other indemnifications	—	—	—	—	1,841	1,841	—
Written put options (2)	290	9,450	7,401	5,742	1,487	24,080	13,868
Loans and MHFS sold with recourse	62	112	723	690	6,434	7,959	4,864
Factoring guarantees	—	1,598	—	—	—	1,598	1,598
Other guarantees	28	62	17	17	2,482	2,578	53
Total guarantees	$418	27,582	17,759	10,565	12,886	68,792	29,364

(1)
Total maximum exposure to loss includes direct pay letters of credit (DPLCs) of $9.2 billion and $11.8 billion at December 31, 2016 and 2015, respectively. We issue DPLCs to provide credit enhancements for certain bond issuances. Beneficiaries (bond trustees) may draw upon these instruments to make scheduled principal and interest payments, redeem all outstanding bonds because a default event has occurred, or for other reasons as permitted by the agreement. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility in one of several forms, including as a standby letter of credit. Total maximum exposure to loss includes the portion of these facilities for which we have issued standby letters of credit under the commitments.

(2)
Written put options, which are in the form of derivatives, are also included in the derivative disclosure in Note 16 (Derivatives). Amounts for December 31, 2015 have been revised to include previously omitted contracts.

Significant Components of Assets Pledged
Table 14.2 provides the total carrying amount of pledged assets by asset type and pledged off-balance sheet securities for securities financings. The table excludes pledged consolidated VIE assets of $13.4 billion and $5.6 billion at December 31, 2016 and 2015, respectively, which can only be used to settle the liabilities of those entities. The table also excludes $1.1 billion and $7.3 billion in assets pledged in transactions with VIE’s accounted for as secured borrowings at December 31, 2016 and 2015, respectively. See Note 8 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets and secured borrowings.

Table 14.2: Pledged Assets

	Dec 31,	Dec 31,
(in millions)	2016	2015
Trading assets and other (1)	$84,603	73,396
Investment securities (2)	90,946	113,912
Mortgages held for sale and loans (3)	516,112	453,058
Total pledged assets	$691,661	640,366

(1)
Consists of trading assets of $33.2 billion and $38.7 billion at December 31, 2016, and 2015, respectively and off-balance sheet securities of $51.4 billion and $34.7 billion as of the same dates, respectively, that are pledged as collateral for repurchase agreements and other securities financings. Total trading assets and other includes $84.2 billion and $73.0 billion at December 31, 2016 and 2015, respectively, that permit the secured parties to sell or repledge the collateral.

(2)
Includes carrying value of $6.2 billion and $6.5 billion (fair value of $6.2 billion and $6.5 billion) in collateral for repurchase agreements at December 31, 2016 and 2015, respectively, which are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Also includes $617 million and $13.0 billion in collateral pledged under repurchase agreements at December 31, 2016 and 2015, respectively, that permit the secured parties to sell or repledge the collateral. All other pledged securities are pursuant to agreements that do not permit the secured party to sell or repledge the collateral.

(3)
Includes mortgages held for sale of $15.8 billion and $8.7 billion at December 31, 2016 and 2015, respectively. Substantially all of the total mortgages held for sale and loans are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Amounts exclude $1.2 billion and $1.3 billion at December 31, 2016 and 2015, respectively, of pledged loans recorded on our balance sheet representing certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending
Table 14.3 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). We account for transactions subject to these agreements as collateralized financings, and those with a single counterparty are presented net on our balance sheet, provided certain criteria are met that permit balance sheet netting. Most transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Collateral we pledged consists of non-cash instruments, such as securities or loans, and is not netted on the balance sheet against the related liability. Collateral we received includes securities or loans and is not recognized on our balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, U.S. GAAP requires disclosure in this table to limit the amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 14.3, we also have balance sheet netting related to derivatives that is disclosed in Note 16 (Derivatives).

Table 14.3: Offsetting – Resale and Repurchase Agreements

	Dec 31,	Dec 31,
(in millions)	2016	2015
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$91,123	74,935
Gross amounts offset in consolidated balance sheet (1)	(11,680)	(9,158)
Net amounts in consolidated balance sheet (2)	79,443	65,777
Collateral not recognized in consolidated balance sheet (3)	(78,837)	(65,035)
Net amount (4)	$606	742
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized (5)	$89,111	91,278
Gross amounts offset in consolidated balance sheet (1)	(11,680)	(9,158)
Net amounts in consolidated balance sheet (6)	77,431	82,120
Collateral pledged but not netted in consolidated balance sheet (7)	(77,184)	(81,772)
Net amount (8)	$247	348

(1)	Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset in the consolidated balance sheet.

(2)
At December 31, 2016 and 2015, includes $58.1 billion and $45.7 billion, respectively, classified on our consolidated balance sheet in federal funds sold, securities purchased under resale agreements and other short-term investments and $21.3 billion and $20.1 billion, respectively, in loans.

(3)
Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized asset due from each counterparty. At December 31, 2016 and 2015, we have received total collateral with a fair value of $102.3 billion and $84.9 billion, respectively, all of which we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $50.0 billion at December 31, 2016 and $33.4 billion (revised to correct amount previously reported) at December 31, 2015.

(4)	Represents the amount of our exposure that is not collateralized and/or is not subject to an enforceable MRA or MSLA.

(5)	For additional information on underlying collateral and contractual maturities, see the "Repurchase and Securities Lending Agreements" section in this Note.

(6)	Amount is classified in short-term borrowings on our consolidated balance sheet.

(7)
Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized liability owed to each counterparty. At December 31, 2016 and 2015, we have pledged total collateral with a fair value of $91.4 billion and $92.9 billion, respectively, of which the counterparty does not have the right to sell or repledge $6.6 billion as of December 31, 2016 and $6.9 billion as of December 31, 2015, respectively.

(8)	Represents the amount of our obligation that is not covered by pledged collateral and/or is not subject to an enforceable MRA or MSLA.

Underlying Collateral Types and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements
Table 14.4 provides the underlying collateral types of our gross obligations under repurchase and securities lending agreements.

Table 14.4: Underlying Collateral Types of Gross Obligations

(in millions)	Dec 31, 2016	Dec 31, 2015
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$34,335	32,254
Securities of U.S. States and political subdivisions	81	7
Federal agency mortgage-backed securities	32,669	37,033
Non-agency mortgage-backed securities	2,167	1,680
Corporate debt securities	6,829	4,674
Asset-backed securities	3,010	2,275
Equity securities	1,309	2,457
Other	1,704	1,162
Total repurchases	82,104	81,542
Securities lending:
Securities of U.S. Treasury and federal agencies	152	61
Federal agency mortgage-backed securities	104	76
Non-agency mortgage-backed securities	1	—
Corporate debt securities	653	899
Equity securities (1)	6,097	8,700
Total securities lending	7,007	9,736
Total repurchases and securities lending	$89,111	$91,278

(1)
Equity securities are generally exchange traded and either re-hypothecated under margin lending agreements or obtained through contemporaneous securities borrowing transactions with other counterparties.

Table 14.5 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements.

Table 14.5: Contractual Maturities of Gross Obligations

(in millions)	Overnight/continuous	Up to 30 days	30-90 days	>90 days	Total gross obligation
December 31, 2016
Repurchase agreements	$60,516	9,598	6,762	5,228	82,104
Securities lending	5,565	167	1,275	—	7,007
Total repurchases and securities lending (1)	$66,081	9,765	8,037	5,228	89,111
December 31, 2015
Repurchase agreements	$58,021	19,561	2,935	1,025	81,542
Securities lending	7,845	362	1,529	—	9,736
Total repurchases and securities lending (1)	$65,866	19,923	4,464	1,025	91,278

(1)
Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure to them that technically matures at a point in time. The overnight/continuous repurchase agreements require election of both parties to roll the trade rather than the election to terminate the arrangement as in securities lending.